Insurance Subsidiary - Financial Information Insurance Subsidiary - Financial Infotmation (Notes)	12 Months Ended
Sep. 30, 2017
Statutory Insurance Financial Information [Line Items]
Insurance Disclosure [Text Block]
FGL’s insurance subsidiaries file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared in accordance with Statutory Accounting Principles (“SAP”) prescribed or permitted by such authorities, which may vary materially from U.S. GAAP. Prescribed SAP includes the Accounting Practices and Procedures Manual of the NAIC as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect value of business acquired and deferred acquisition cost, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contractholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. Accordingly, statutory operating results and statutory capital and surplus may differ substantially from amounts reported in the U.S. GAAP basis financial statements for comparable items.
FGL’s principal insurance subsidiaries’ statutory financial statements are based on a December 31 year end. Statutory net income and statutory capital and surplus of FGL’s wholly owned insurance subsidiaries were as follows:

	Subsidiary (state of domicile)(a)
	FGL Insurance (IA)	FGL NY Insurance (NY)
Statutory Net Income (Loss):
Year ended December 31, 2016	$20.9	$4.1
Year ended December 31, 2015	(52.9)	(1.2)
Year ended December 31, 2014	104.6	1.9

Statutory Capital and Surplus:
December 31, 2016	$1,323.0	$64.2
December 31, 2015	1,239.0	59.5
(a) FGL NY Insurance is a subsidiary of FGL Insurance, and the columns should not be added together.
The amount of statutory capital and surplus necessary to satisfy the applicable regulatory requirements is less than FGL Insurance’s and FGL NY Insurance’s respective statutory capital and surplus.
Life insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. The RBC is used to evaluate the adequacy of capital and surplus maintained by an insurance company in relation to risks associated with: (i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risk. FGL monitors the RBC of its insurance subsidiaries. As of December 31, 2016 and 2015, each of FGL’s insurance subsidiaries had exceeded the minimum RBC requirements.
FGL’s insurance subsidiaries are restricted by state laws and regulations as to the amount of dividends they may pay to their parent without regulatory approval in any year, the purpose of which is to protect affected insurance policyholders, depositors or investors. Any dividends in excess of limits are deemed “extraordinary” and require approval. Based on statutory results as of December 31, 2016, in accordance with applicable dividend restrictions, FGL Insurance could pay “ordinary” dividends of $132.3 to Fidelity & Guaranty Life Holdings, Inc. (“FGH”) in calendar year 2017 less any dividends paid during the immediately preceding 12 month period. In September 2017, FGL Insurance declared and paid an ordinary dividend of $25.0 to FGH. FGL Insurance did not declare or pay any other dividends to FGH during Fiscal 2016. Therefore, for the period of October 1 to December 31, 2017, FGL Insurance is able to declare ordinary dividends up to $107.3 with respect to its 2016 statutory results, subject to management’s discretion.
On November 1, 2013, FGL Insurance re-domesticated from Maryland to Iowa. After re-domestication, FGL Insurance elected to apply Iowa-prescribed accounting practices that permit Iowa-domiciled insurers to report equity call options used to economically hedge fixed index annuity (“FIA”) index credits at amortized cost for statutory accounting purposes and to calculate FIA statutory reserves such that index credit returns will be included in the reserve only after crediting to the annuity contract. This resulted in a $0.1 and $46.8 increase to statutory capital and surplus at December 31, 2016 and 2015, respectively. Also, the Iowa Insurance Division granted FGL Insurance a permitted statutory accounting practice to reclassify its negative unassigned surplus balance of $805.8 to additional paid in capital as of April 6, 2011, the date the Company acquired FGL Insurance, which had the effect of setting FGL Insurance’s statutory unassigned surplus to zero as of this date. The prescribed and permitted statutory accounting practices have no impact on the Company’s consolidated financial statements which are prepared in accordance with U.S. GAAP.
FGL Insurance’s statutory carrying value of Raven Re reflects the effect of permitted practices Raven Re received to treat the available amount of a letter of credit as an admitted asset which increased Raven Re’s statutory capital and surplus by $195.0 and $220.0 at December 31, 2016 and 2015, respectively. Raven Re is also permitted to follow Iowa prescribed statutory accounting practice for its reserves on reinsurance assumed from FGL Insurance which increased Raven Re’s statutory capital and surplus by $4.0 and $4.1 at December 31, 2016 and 2015, respectively. Without such permitted statutory accounting practices Raven Re’s statutory capital and surplus (deficit) would be $8.3 and $(13.7) as of December 31, 2016 and 2015, respectively, and its risk-based capital would fall below the minimum regulatory requirements. The letter of credit facility was collateralized by NAIC 1 rated fixed maturity securities. If the permitted practice was revoked, the letter of credit could be replaced by the collateral assets with the issuer’s consent. FGL Insurance’s statutory carrying value of Raven Re at December 31, 2016 and 2015 was $207.3 and $210.3, respectively.
As of December 31, 2016, FGL NY Insurance did not follow any prescribed or permitted statutory accounting practices that differ from the NAIC’s statutory accounting practices.
Securities held on deposit with various state regulatory authorities had a fair value of $19,765.4 and $18,074.6 at September 30, 2017 and 2016, respectively. FGL Insurance is domesticated in Iowa and under Iowa regulations, insurance companies are required to hold securities on deposit in an amount no less than the FGL Insurance’s legal reserve as prescribed by Iowa regulations.